Long-term debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt

5. Long-term debt

Loan and security agreements

In September 2016, the Company entered into an amended and restated loan and security agreement (the “loan agreement”) with Silicon Valley Bank (“SVB”), MidCap Funding XII Trust and MidCap Financial Trust (together, “MidCap” and collectively with SVB, the “Lenders”), which amended and restated in its entirety the Company’s prior loan and security agreement with SVB dated as of April 14, 2015 (the “original loan agreement”), under which the Company had borrowed $6.0 million in April and May 2015. The loan agreement provides for new term loans of up to $15.0 million, with a floating interest rate equal to 7% plus the greater of (i) the 30-day U.S. LIBOR, reported in the Wall Street Journal on the last business day of the month that immediately precedes the month in which the interest will accrue, or (ii) 0.50%. The interest rate on the original loan agreement was equal to the lender’s prime rate less 0.50 percent.

Under the terms of the new loan, an initial tranche of $8.0 million was advanced on September 28, 2016. The remaining $7.0 million will become available beginning on the later of (i) September 30, 2017 and (ii) the date on which the Lenders have received evidence, in form and substance reasonably satisfactory to them, that the Company has produced clinical trial data sufficient to file a New Drug Application, or NDA, for its drug candidate CLS-1001 for the treatment of uveitis. Once the draw period for the remaining $7.0 million has commenced, the Company may draw funds at its discretion until the earlier of (i) December 31, 2017 and (ii) the occurrence of an event of default under the loan agreement. The Company is required to pay accrued interest only through December 31, 2017 on the outstanding amount, followed by 30 equal payments of principal and accrued interest. The Company has the option to prepay the outstanding balance of the term loans in full, subject to a prepayment fee of (i) 3% of the original principal amount of the aggregate term loans for any prepayment prior to September 28, 2017 or (ii) 2% of the original principal amount of the aggregate term loans for any prepayment between September 28, 2017 and May 31, 2020. A final payment of $0.5 million, or 6.50% of the aggregate borrowed amount, is due at maturity of the loan on June 1, 2020, or upon the prepayment of the facility or the acceleration of amounts due under the facility as a result of an event of default, and is being accreted in long-term debt over the life of the loan. Of the initial $8.0 million advanced on September 28, 2016, $5.3 million was used to repay all amounts outstanding under the original loan agreement. Closing costs incurred in the refinancing portion of the loan were recorded as expense while the financing costs for the new portion of the loan are recorded in long-term debt and being accreted over the life of the loan. Upon repayment of the original loan agreement, all remaining closing costs associated with the original loan agreement are being accreted to long-term debt over the life of the new loan.

The term loans under the loan agreement are secured by substantially all of the Company’s assets, except that the collateral does not include any of the Company’s intellectual property. However, pursuant to the terms of a negative pledge arrangement, the Company has agreed not to encumber any of its intellectual property.

Interest expense on the borrowings under the original loan agreement was $129,000 and $72,000 for the nine months ended September 30, 2016 and 2015, respectively. Accretion of the scheduled final payment was $224,000 and $64,000 for the nine months ended September 30, 2016 and 2015, respectively. Accretion of the deferred closing costs was $7,000 and $5,000 for the nine months ended September 30, 2016 and 2015, respectively.

As of September 30, 2016, the scheduled payments for the loan agreement, including the scheduled final payment in 2020, were as follows (in thousands):

Year Ending December 31,	Principal	Interest and Final Payment	Total
2016	$—	$158	$158
2017	—	608	608
2018	3,200	476	3,676
2019	3,200	234	3,434
2020	1,600	545	2,145

	$8,000	$2,021	$10,021

5. Long-term debt

Note purchase agreement

In December 2012, the Company entered into a $150,000 unsecured note purchase agreement with a lender and borrowed $150,000 on that date. Amounts borrowed under the agreement bore interest at 5% per annum. All unpaid principal, together with the balance of unpaid and accrued interest, were due and payable on demand at any time after the earlier of (i) the maturity date of December 2017, (ii) the date on which the Company has achieved sustainable profitability for a period of at least two consecutive fiscal years in accordance with generally accepted accounting principles, (iii) without the prior written consent of the lender, the date on which an equity financing of the Company in which the Company issues shares of common stock, preferred stock or other equity interests in the Company in a transaction or series of related transactions and receives an investment of cash in consideration of such issuance in the amount of not less than $7.0 million or consolidation of the Company or the sale or transfer by the Company’s stockholders of capital stock of the Company representing more than 50% of the voting power occurs or (iv) upon or after the occurrence of an event of default. The repayment acceleration provision specifically excluded the Series A-1 Preferred Stock financing that occurred in January 2013. The unsecured promissory note converted into 60,291 shares of Series B convertible preferred stock in connection with the Company’s August 2014 Series B convertible preferred stock financing.

Interest expense on the borrowings under the note purchase agreement was $5,000 and $0 for the years ended December 31, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the total amount of borrowings due under this note purchase agreement was $0.

Loan agreements

In April 2013, the Company borrowed $125,000 under a loan agreement, which borrowings bore interest at a compounded annual rate of 4.25%. As of December 31, 2013, the total amount of borrowings due under the loan agreement was $125,000. All unpaid principal, together with the balance of unpaid and accrued interest, was due and payable on demand at any time after the earlier of (i) the maturity date of February 2016, (ii) the date on which the Company sells, leases, transfers or otherwise disposes of all or substantially all of its assets now owned or hereafter acquired, (iii) the date on which the Company makes a public offering of the Company’s capital stock or equity interests, (iv) the date on which the Company takes any action which would result in a change in the direct or indirect control of 50% or more of the capital stock or equity interest ownership of the Company, (v) the date after December 31, 2013 on which the Company had received additional equity investments or milestone payments or license fees totaling $2.5 million in the aggregate over any 12-month period or (vi) upon or after the occurrence of an event of default. In May 2014, the Company repaid this loan in full.

Interest expense on the borrowings under the loan agreement was $2,000 and $0 for the years ended December 31, 2014 and 2015, respectively.

As of December 31, 2013, the Company had recorded unamortized debt discount of $7,000, relating to the detachable warrants issued in conjunction with the loan agreement (Note 10). Debt discounts are amortized using the effective interest method through the earlier of the date of maturity or the conversion of the debt. As of December 31, 2013, cumulative amortization of debt discount amounted to $3,000. The remaining debt discount was written off to interest expense during 2014 when the loan was repaid.

In April 2015, the Company entered into a loan agreement with a bank for borrowings up to $6.0 million, with a floating interest rate equal to the Wall Street Journal’s prime rate minus 0.50 percent. Under the terms of the loan, an initial tranche of $4.0 million was advanced on April 15, 2015 and an additional tranche of $2.0 million was advanced on May 15, 2015. The Company is required to pay accrued interest only for a period of 12 months from the date of each advance, followed by 30 equal monthly payments of principal and accrued interest. A final payment of $0.3 million, or 5.50% of the aggregate borrowed amount, is due at maturity of the loan in 2018 and is being accreted in long-term debt over the life of the loan. Closing costs of $24,000 were recorded in long-term debt and are also being accreted over the life of the loan.

Interest expense on the borrowings under the loan agreement was $0.1 million for the year ended December 31, 2015. Accretion of the scheduled final payment was $0.1 million for the year ended December 31, 2015. Accretion of the deferred closing costs was $7,400 for the year ended December 31, 2015.

As of December 31, 2015, the annual payments for the loan agreement, including the scheduled final payment in 2018, were as follows (in thousands):

Year Ending December 31,	Principal	Interest and Final Payment	Total
2016	$1,733	$166	$1,899
2017	2,400	96	2,496
2018	1,867	354	2,221

	$6,000	$616	$6,616